Acquisitions - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2021
Contributed surplus
Business Acquisition
Purchase of remaining non-controlling interest in subsidiaries (note 3)			$ 0
Petrogas Energy Corporation
Business Acquisition
Additional ownership interest acquired (as a percent)	25.97%
Cash consideration	$ 285
AOCI including portion attributable to noncontrolling interest, period increase (decrease)		$ 5
Total ownership interest in acquiree (as a percent)		100.00%
Petrogas Energy Corporation | Contributed surplus
Business Acquisition
Purchase of remaining non-controlling interest in subsidiaries (note 3)		$ 237